UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Hanna Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                       (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2012
For the Period from December 15, 2011 (Date of Initial Public Investment) to February 29, 2012 (Unaudited)

Paladin Long Short Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Paladin Long Short Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Paladin Long Short Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Paladin Long Short Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Paladin Long Short Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, portfolio turnover risk, non-diversified risk, new fund risk, investment advisor risk, operating risk, common stocks risk, large-cap and mega-cap securities risk, small-cap and mid-cap securities risk, risks related to investing in other investment companies, inverse and leveraged ETF risk, foreign investment risk, currency risk, depository receipts risk, options risk, and short sales risk.   More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 30, 2012.

For More Information on Your Paladin Long Short Fund:

See Our Web site at www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value December 15, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$993.00	$4.34

* Expenses are equal to the Fund’s annualized expense ratio of 2.09% multiplied by the average account value over the period, multiplied by 75 days and divided by 365 (to reflect the number of days in the initial period).

Expense Example	Beginning Account Value December 15, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.06	$4.36

** Expenses are equal to the Fund’s annualized expense ratio of 2.09% multiplied by the average account value over the period, multiplied by 75 days and divided by 365 (to reflect the number of days in the initial period).

The following is performance data for the Paladin Long Short Fund for the initial period ending February 29, 2011. Please note the Fund began operations December 15, 2011 so comments below reflect that partial timeframe.  The Fund returned -0.70% vs. the benchmark (Russell 1000) return of 12.90%.  The majority of underperformance during this period was due to substantial cash positions and short positions which created negative returns.

Please see the table below for the Fund’s historical performance information through the calendar quarter ended March 31, 2012.

Average Annual Total Returns		Net	Gross
Period Ended March 31, 2012	Since Inception*	Expense Ratio**	Expense Ratio***
Paladin Long Short Fund	0.10%	2.85%	3.17%
Russell 1000 Index	16.26%

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit www.ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performanc

*The Fund’s inception date is December 15, 2011.

**
The Advisor has entered into an Operating Plan with the Fund’s administrator, through January 1, 2013, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 2.00% of the average daily net assets of the Fund’s shares.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

***Gross expense ratio is from the Fund’s prospectus dated November 25, 2011.

Please note the fund manager provides a detailed monthly review of the market, the Fund’s holdings, and the Fund’s performance.  This is available to shareholders on the Fund’s website www.paladinfunds.com, under the header tab “The Fund” / Manager Letters.   Below will be a short summary of the contents of the letters found on the website.

Markets
U.S. markets have generally trended up since the Fund’s December 15th launch, although most of the gains post January have been concentrated in large capitalization equities as the Russell 2000 (which reflects smaller capitalization stocks) traded sideways much of February.  Starting January 2012, many sectors left behind in latter 2011 saw a rotation – that is movement into these sectors from other sectors - among them global cyclicals, financials, and materials.  Defensive stocks – those in the consumer staples space, utilities, or high dividend yield names - that did well in latter 2011 lagged.
This period exhibited very little volatility as Operation Twist by the U.S. Federal Reserve and an even larger liquidity program by the European Central Bank served to calm market participants, especially those worried about sovereign debt issues in Europe.  While very few solutions to global economic issues were created, they were effectively ‘papered over’ in the near term.  Better than expected U.S. data also helped provide some calm to the market, despite ho hum earnings as a whole during the January earnings period.

Portfolio
As a start up mutual fund, much of December and January was a period for the Fund to receive initial investments from the shareholder base.  Hence a very high cash position was held as the market ran up quite strongly through the third week of January.  This created a substantial lag versus the benchmark.  Most positions employed on the short side also created a lag due to the strong move up and/or sideways in the major indexes.  Long side positions – or those the Fund is invested in with the belief that the stock price will go up over time - were a mixed bag, but in large part not having substantial exposure to the market during the run up also contributed to the lag versus the index.  Please see the monthly letters on the website for specific detail of portfolio action in each month.

With warmest regards,

Mark Hanna

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 54.79%

Consumer Discretionary - 10.60%
*	Buffalo Wild Wings, Inc.	1,000	86,490
	DISH Network Corp. Cl. A	8,000	233,360
*	Fossil, Inc.	2,000	243,960
	Las Vegas Sands Corp.	3,750	208,575
	NIKE, Inc. Cl. B	1,700	183,498
*	priceline.com, Inc.	50	31,351
			987,234
Consumer Staples - 2.80%
	Herbalife Ltd.	200	13,248
*	Monster Beverage Corp.	1,300	74,334
	Nu Skin Enterprises, Inc. Cl. A	3,000	173,280
			260,862
Energy - 2.32%
	MarkWest Energy Partners LP	2,300	137,425
	SM Energy Co.	1,000	78,690
			216,115
Financials - 1.48%
*	IntercontinentalExchange, Inc.	1,000	137,960
			137,960
Health Care - 9.57%
*	Alexion Pharmaceuticals, Inc.	2,800	234,444
*	Intuitive Surgical, Inc.	650	332,553
*	Regeneron Pharmaceuticals, Inc.	3,100	324,849
			891,846
Industrials - 3.62%
	Caterpillar, Inc.	2,250	257,107
	Cummins, Inc.	500	60,315
*	Westport Innovations, Inc.	500	20,235
			337,657
Information Technology - 22.18%
*	Apple, Inc.	5	2,712
*µ	Baidu, Inc.	2,000	273,660
*	F5 Networks, Inc.	2,000	249,920
*	Google, Inc. Cl. A	450	278,212
	International Business Machines Corp.	2,000	393,920
*	LinkedIn Corp. Cl. A	500	43,455
	Mastercard, Inc. Cl. A	300	125,907
	QUALCOMM, Inc.	3,750	233,438
*	Rackspace Hosting, Inc.	1,800	94,050
*	Red Hat, Inc.	5,000	247,250
			(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
				Shares	Value (Note 1)

Information Technology (continued)
*	TIBCO Software, Inc.			2,000	57,940
*	Zynga, Inc. Cl. A			5,000	65,850
					2,066,314
Telecommunication Services - 2.22%
*	Crown Castle International Corp.			4,000	207,000
					207,000

	Total Common Stocks (Cost $5,070,900)				5,104,988

EXCHANGE TRADED PRODUCTS - 4.33%

*	iPATH S&P 500 VIX Short-Term Futures ETN			3,000	$73,560
*	Market Vectors Oil Service ETF			4,000	174,120
*	ProShares Short S&P500			2,000	74,040
*	SPDR Gold Shares			500	82,143

	Total Exchange Traded Products (Cost $410,955)				403,863

		Number of	Exercise	Maturity
		Contracts	Price	Date	Value (Note 1)

PUT OPTION PURCHASED - 0.11%
	SPDR S&P ETF Trust	100	$134.00	03/17/2012	$9,900

	Total Put Option Purchased (Cost $25,350)				9,900

CALL OPTIONS PURCHASED - 0.13%
	Cisco Systems, Inc.	50	19.00	03/17/2012	4,850
	Ipath S&P 500 VIX	50	29.00	03/17/2012	3,250
	Oasis Petroleum, Inc.	40	35.00	03/17/2012	1,000
	Sprint Nextel Corp.	250	2.50	03/17/2012	2,750

	Total Call Options Purchased (Cost $28,945)				11,850

SHORT-TERM INVESTMENT - 39.21%
§	Federated Prime Obligations Fund, 0.20%				3,654,041

	Total Short-Term Investment (Cost $3,654,041)				3,654,041

					(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
			Shares	Value (Note 1)

Total Value of Investments (Cost $9,190,191) - 98.57%				$9,184,642

Other Assets Less Liabilities - 1.43%				133,643

	Net Assets - 100%			$9,318,285

*	Non-income producing investment
§	Represents 7 day effective yield
µ	American Depositary Receipt

	The following acronym is used in this portfolio:
	LP - Limited Partnership

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	10.60%	$987,234
	Consumer Staples	2.80%	260,862
	Energy	2.32%	216,115
	Financials	1.48%	137,960
	Health Care	9.57%	891,846
	Industrials	3.62%	337,657
	Information Technology	22.18%	2,066,314
	Telecommunication Services	2.22%	207,000
	Exchange Traded Products	4.33%	403,863
	Put Option Purchased	0.11%	9,900
	Call Options Purchased	0.13%	11,850
	Short-Term Investment	39.21%	3,654,041
	Total	98.57%	$9,184,642

See Notes to Financial Statements

Paladin Long Short Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 29, 2012

Assets:
Investments, at value (cost $9,190,191)	$9,184,642
Receivables:
Investments sold	5,888,633
Fund shares sold	52,829
Dividends and interest	2,892

Total assets	15,128,996

Liabilities:
Payables:
Investments purchased	5,796,126
Accrued expenses
Administration fees	4,207
Advisory fees	8,765
Other expenses	1,613

Total liabilities	5,810,711

Net Assets	$9,318,285

Net Assets Consist of:
Capital	$9,388,106
Accumulated net investment loss	(23,118)
Accumulated net realized loss on investments	(41,154)
Net unrealized depreciation on investments	(5,549)

Total Net Assets	$9,318,285
Shares Outstanding, no par value (unlimited authorized shares)	938,417
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.93

See Notes to Financial Statements

Paladin Long Short Fund

Statement of Operations
(Unaudited)

For the initial period from December 15, 2011 (Date of Initial Public Investment ) through February 29, 2012

Investment Income:
Dividends	$7,044

Total Investment Income	7,044

Expenses:
Advisory fees (note 2)	17,953
Administration fees (note 2)	8,618
Distribution and service fees (note 3)	3,591

Net Expenses	30,162

Net Investment Loss	(23,118)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) from:
Investments	21,219
Options Purchased	(62,373)

Unrealized appreciation (depreciation) on:
Investments	26,996
Options Purchased	(32,545)

Realized and Unrealized Loss on Investments	(46,703)

Net Decrease in Net Assets Resulting from Operations	$(69,821)

See Notes to Financial Statements

Paladin Long Short Fund

Statements of Changes in Net Assets
(Unaudited)

For the initial period from December 15, 2011 (Date of Initial Public Investment ) through February 29, 2012

Operations:
Net investment loss	$(23,118)
Net realized loss from investment transactions	(41,154)
Change in unrealized depreciation on investments	(5,549)

Net Decrease in Net Assets Resulting from Operations	(69,821)

Capital Share Transactions:
Shares sold	9,388,106
Reinvested dividends and distributions	-
Shares repurchased	-

Increase from Capital Share Transactions	9,388,106

Net Increase in Net Assets	9,318,285

Net Assets:
Beginning of period	-
End of period	$9,318,285

Share Information:
Shares Sold	938,417
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	938,417
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	938,417

See Notes to Financial Statements

Paladin Long Short Fund

Financial Highlights
(Unaudited)
For a share outstanding during the the initial period
from December 15, 2011 (Date of Initial Public Investment ) through February 29, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized loss on securities	(0.05)

Total from Investment Operations	(0.07)

Net Asset Value, End of Period	$9.93

Total Return (c)(d)	0.70%

Net Assets, End of Period (in thousands)	$9,318.29

Average Net Assets for the Period (in thousands)	$7,030

Ratios of:
Gross Expenses to Average Net Assets	2.09%	(a)
Net Expenses to Average Net Assets	2.09%	(a)
Net Investment Income (Loss) to Average Net Assets	(1.60)%	(a)

Portfolio turnover rate	2144.73%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Paladin Long Short Fund (“Fund”) is a series of the Hanna Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is classified as a non-diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The Fund’s investment advisor, Hanna Capital LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by using both long and short strategies.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s investment advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$5,104,988	$5,104,988	$	- -	$	- -
Exchange Traded Products	403,863	403,863		- -		- -
Put Option Purchased	9,900	9,900		- -		- -
Call Options Purchased	11,850	11,850		- -		- -
Short-Term Investment	3,654,041	-		3,654,041		- -
Total	$9,184,642	$5,530,601		$3,654,041	$	- -

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table sets forth the effect of the option contracts on the Statement of Assets and Liabilities for the initial period ending February 29, 2012:

Derivative Type	Location	Fair Value
Equity Contracts – purchased options	Investments at value	$21,750

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ending February 29, 2012:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from options	(62,373)
Equity Contracts – purchased options	Unrealized depreciation	(32,545)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation from the Fund in the form of a variable performance-based incentive fee.  The fee is comprised of two separate component fees: (i) a base rate of 1.25% of the average daily net assets of the Fund (fulcrum fee) and (ii) a performance incentive fee described in the Prospectus that will range from -0.20% to +0.20% of average daily net assets for the prior 12-month period.  The Advisor will only receive the fulcrum fee for the Fund’s first 12 months of operations so that a performance record can be established for the Fund.  In agreement with these terms, the Fund paid $17,953 in investment advisory fees for the initial period ended February 29, 2012.

The Advisor has entered into an Operating Plan with the Fund’s Administrator through January 1, 2013, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan. The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the regular operating expenses of the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.60% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.105% once the average daily net assets reach $1.135 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all regular operating expenses not assumed by the Advisor, including, without limitation:  the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and

(Continued)

custodian’s fees; any proxy solicitors’ fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $8,618 of administration fees for the initial period ended February 29, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended February 29, 2012, $3,591 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended February 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
December 15, 2011 – February 29, 2012	$55,947,005	$50,486,369

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended February 29, 2012

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period ended February 29, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At February 29, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$9,190,191

Unrealized Appreciation	$57,534
Unrealized Depreciation	(63,083)
Net Unrealized Depreciation	(5,549)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Approval of Investment Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund’s Board of Trustees on May 24, 2011, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by using both long and short strategies.  The Trustees also noted that when selecting investments, the Advisor first uses fundamental analysis to identify high growth opportunities and then determines the entry and exit points for selected investments with technical analysis.  The Advisor varies the long versus short weighting of the Fund’s portfolio based on technical analysis of the overall market.  The Trustees further noted that the Fund’s principal officer is the President of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

In considering the investment performance of the Advisor, the Trustees discussed the Advisor’s experience managing investments and the hypothetical performance of the Fund’s portfolio based on a model portfolio tracker.  After review and discussion, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the balance sheet of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor is responsible for making payments to the Fund’s administrator or directly paying for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Advisor responded to several questions about the financial condition of the firm and its principals.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee and net expense ratio were higher than those of some of the funds and lower than others, while the management fee was higher than the peer group average and the net expense ratio was lower than the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  In addition, the Trustee determined that with the Fund’s variable advisory fee structure, the Fund’s management fee would fluctuate and could drop below the peer group average if the Fund’s performance was less than the performance of its benchmark.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor and noted that the management fee would remain the same at all asset levels.  The Trustees also noted that the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

(Continued)

Paladin Long Short Fund

Additional Information (Unaudited)

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

(Continued)

Paladin Long Short Fund
is a series of
Hanna Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hanna Capital LLC
116 South Franklin Street	17520 W. Twelve Mile Road
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 105A Southfield, MI 48076

Toll-Free Telephone: 1-800-773-3863	Toll-Free Telephone: 1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Item 2.      CODE OF ETHICS.

Not applicable.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.     CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hanna Investment Trust

By: (Signature and Title)	/s/ Mark Hanna
Date: May 5, 2012	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Hanna
Date: May 5, 2012	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Hanna Investment Trust